Cover	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity File Number	000-56044
Entity Registrant Name	Coronado Global Resources Inc.
Entity Central Index Key	0001770561
Entity Tax Identification Number	83-1780608
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Level 33, Central Plaza One
Entity Address, Address Line Two	345 Queen Street
Entity Address, City or Town	Brisbane, Queensland
Entity Address, Country	AU
Entity Address, Postal Zip Code	4000
City Area Code	61
Local Phone Number	7 3031 7777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false